Consolidating Financial Statements Statement of Financial Position (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Cash Equivalents, at Carrying Value	$ 198,219	$ 157,872
Accounts Receivable, Net, Current	481,313	335,301
Accounts Receivable, Related Parties	1,461	1,951
Other Receivables	65,620	38,116
Inventory, Net	632,923	452,633
Deferred Tax Assets, Net, Current	32,959	28,143
Prepaid Expense and Other Assets, Current	62,781	49,273
Assets, Current	1,475,276	1,063,289
Property, Plant and Equipment, Net	412,551	214,017
Due from Related Parties, Noncurrent	0	0
Deferred Costs and Other Assets	26,050	27,711
Goodwill Including Bankruptcy Reorganization	1,476,672	694,245	610,338
Intangible Assets, Net (Excluding Goodwill)	2,163,166	1,714,929
Unamortized Debt Issuance Expense	65,329	39,320
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	0	0
Assets	5,619,044	3,753,511
Long-term Debt, Current Maturities	102,921	16,414
Accounts Payable, Current	525,519	325,023
Accounts Payable, Related Parties, Current	0	0
Employee-related Liabilities, Current	82,056	82,119
Accrued Income Taxes, Current	32,613	30,272
Interest Payable, Current	36,731	30,473
Other Accrued Liabilities, Current	171,074	124,597
Liabilities, Current	950,914	608,898
Long-term Debt and Capital Lease Obligations	3,115,942	1,652,886
Due to Related Parties, Noncurrent	0	0
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	96,612	89,994
Deferred Tax Liabilities, Net, Noncurrent	492,774	377,465
Liabilities	4,685,121	2,760,821
Other Liabilities, Noncurrent	28,879	31,578
Other Capital	1,393,124	1,359,946
Retained Earnings (Accumulated Deficit)	(469,886)	(333,821)
Accumulated Other Comprehensive Income (Loss), Net of Tax	(38,521)	(33,435)	(14,446)
Stockholders' Equity Attributable to Parent	884,717	992,690
Stockholders' Equity Attributable to Noncontrolling Interest	49,206	0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	933,923	992,690	989,122	(268,037)
Liabilities and Equity	5,619,044	3,753,511
Consolidation, Eliminations [Member]
Cash Equivalents, at Carrying Value	0	0
Accounts Receivable, Net, Current	0	0
Accounts Receivable, Related Parties	(752,928)	(1,534,668)
Other Receivables	0	0
Inventory, Net	(7,296)	(6,570)
Deferred Tax Assets, Net, Current	1,789	1,646
Prepaid Expense and Other Assets, Current	3,750	(4)
Assets, Current	(754,685)	(1,539,596)
Property, Plant and Equipment, Net	0	0
Due from Related Parties, Noncurrent	(236,922)	(287,165)
Deferred Costs and Other Assets	0	0
Goodwill Including Bankruptcy Reorganization	0	0
Intangible Assets, Net (Excluding Goodwill)	0	0
Unamortized Debt Issuance Expense	0	0
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	(6,412,078)	(3,799,304)
Assets	(7,403,685)	(5,626,065)
Long-term Debt, Current Maturities	0	0
Accounts Payable, Current	0	0
Accounts Payable, Related Parties, Current	(1,213,083)	(1,335,117)
Employee-related Liabilities, Current	0	0
Accrued Income Taxes, Current	0	0
Interest Payable, Current	0	0
Other Accrued Liabilities, Current	0	0
Liabilities, Current	(1,213,083)	(1,335,117)
Long-term Debt and Capital Lease Obligations	0	0
Due to Related Parties, Noncurrent	226,982	(486,720)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	0	0
Deferred Tax Liabilities, Net, Noncurrent	0	0
Liabilities	(986,101)	(1,821,837)
Other Liabilities, Noncurrent	0	0
Other Capital	(5,469,673)	(3,173,899)
Retained Earnings (Accumulated Deficit)	(894,803)	(661,458)
Accumulated Other Comprehensive Income (Loss), Net of Tax	54,260	31,129
Stockholders' Equity Attributable to Parent	(6,310,216)	(3,804,228)
Stockholders' Equity Attributable to Noncontrolling Interest	(107,368)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	(6,417,584)
Liabilities and Equity	(7,403,685)	(5,626,065)
Non-Guarantor Subsidiaries [Member]
Cash Equivalents, at Carrying Value	188,958	137,841
Accounts Receivable, Net, Current	339,123	195,928
Accounts Receivable, Related Parties	(116,811)	332,975
Other Receivables	51,456	29,772
Inventory, Net	400,119	197,467
Deferred Tax Assets, Net, Current	21,680	8,276
Prepaid Expense and Other Assets, Current	33,996	28,022
Assets, Current	918,521	930,281
Property, Plant and Equipment, Net	248,326	105,138
Due from Related Parties, Noncurrent	61,737	73,731
Deferred Costs and Other Assets	18,017	16,697
Goodwill Including Bankruptcy Reorganization	968,472	187,659
Intangible Assets, Net (Excluding Goodwill)	922,317	422,741
Unamortized Debt Issuance Expense	1,630	0
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	445	445
Assets	3,139,465	1,736,692
Long-term Debt, Current Maturities	29,094	10,808
Accounts Payable, Current	308,376	138,436
Accounts Payable, Related Parties, Current	143,133	20,261
Employee-related Liabilities, Current	57,817	42,279
Accrued Income Taxes, Current	32,314	30,304
Interest Payable, Current	747	46
Other Accrued Liabilities, Current	112,333	65,900
Liabilities, Current	683,814	308,034
Long-term Debt and Capital Lease Obligations	103,439	27,567
Due to Related Parties, Noncurrent	(513,381)	109,966
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	75,261	65,434
Deferred Tax Liabilities, Net, Noncurrent	248,279	89,744
Liabilities	613,730	615,862
Other Liabilities, Noncurrent	16,318	15,117
Other Capital	2,275,672	1,078,928
Retained Earnings (Accumulated Deficit)	221,089	55,262
Accumulated Other Comprehensive Income (Loss), Net of Tax	(24,710)	(13,360)
Stockholders' Equity Attributable to Parent	2,472,051	1,120,830
Stockholders' Equity Attributable to Noncontrolling Interest	53,684
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	2,525,735
Liabilities and Equity	3,139,465	1,736,692
Guarantor Subsidiaries [Member]
Cash Equivalents, at Carrying Value	5,402	13,302
Accounts Receivable, Net, Current	94,231	87,382
Accounts Receivable, Related Parties	687,923	961,195
Other Receivables	11,250	6,639
Inventory, Net	159,767	174,254
Deferred Tax Assets, Net, Current	23,429	23,766
Prepaid Expense and Other Assets, Current	4,662	4,721
Assets, Current	986,664	1,271,259
Property, Plant and Equipment, Net	47,487	47,633
Due from Related Parties, Noncurrent	144,567	110,076
Deferred Costs and Other Assets	1,647	1,920
Goodwill Including Bankruptcy Reorganization	440,478	438,864
Intangible Assets, Net (Excluding Goodwill)	736,324	777,220
Unamortized Debt Issuance Expense	0	0
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	2,525,735	1,120,830
Assets	4,882,902	3,767,802
Long-term Debt, Current Maturities	2,050	1,667
Accounts Payable, Current	132,838	107,065
Accounts Payable, Related Parties, Current	306,306	321,210
Employee-related Liabilities, Current	12,137	18,158
Accrued Income Taxes, Current	(33)	64
Interest Payable, Current	0	0
Other Accrued Liabilities, Current	35,244	38,366
Liabilities, Current	488,542	486,530
Long-term Debt and Capital Lease Obligations	2,196	3,259
Due to Related Parties, Noncurrent	268,361	376,754
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	0	0
Deferred Tax Liabilities, Net, Noncurrent	237,474	222,994
Liabilities	997,004	1,089,773
Other Liabilities, Noncurrent	431	236
Other Capital	3,188,112	2,089,602
Retained Earnings (Accumulated Deficit)	673,714	606,196
Accumulated Other Comprehensive Income (Loss), Net of Tax	(29,612)	(17,769)
Stockholders' Equity Attributable to Parent	3,832,214	2,678,029
Stockholders' Equity Attributable to Noncontrolling Interest	53,684
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	3,885,898
Liabilities and Equity	4,882,902	3,767,802
Parent Company [Member]
Cash Equivalents, at Carrying Value	3,859	6,729
Accounts Receivable, Net, Current	47,959	51,991
Accounts Receivable, Related Parties	183,277	242,449
Other Receivables	2,914	1,705
Inventory, Net	80,333	87,482
Deferred Tax Assets, Net, Current	(13,939)	(5,545)
Prepaid Expense and Other Assets, Current	20,373	16,534
Assets, Current	324,776	401,345
Property, Plant and Equipment, Net	116,738	61,246
Due from Related Parties, Noncurrent	30,618	103,358
Deferred Costs and Other Assets	6,386	9,094
Goodwill Including Bankruptcy Reorganization	67,722	67,722
Intangible Assets, Net (Excluding Goodwill)	504,525	514,968
Unamortized Debt Issuance Expense	63,699	39,320
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	3,885,898	2,678,029
Assets	5,000,362	3,875,082
Long-term Debt, Current Maturities	71,777	3,939
Accounts Payable, Current	84,305	79,522
Accounts Payable, Related Parties, Current	763,644	993,646
Employee-related Liabilities, Current	12,102	21,682
Accrued Income Taxes, Current	332	(96)
Interest Payable, Current	35,984	30,427
Other Accrued Liabilities, Current	23,497	20,331
Liabilities, Current	991,641	1,149,451
Long-term Debt and Capital Lease Obligations	3,010,307	1,622,060
Due to Related Parties, Noncurrent	18,038	0
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	21,351	24,560
Deferred Tax Liabilities, Net, Noncurrent	7,021	64,727
Liabilities	4,060,488	2,877,023
Other Liabilities, Noncurrent	12,130	16,225
Other Capital	1,399,013	1,365,315
Retained Earnings (Accumulated Deficit)	(469,886)	(333,821)
Accumulated Other Comprehensive Income (Loss), Net of Tax	(38,459)	(33,435)
Stockholders' Equity Attributable to Parent	890,668	998,059
Stockholders' Equity Attributable to Noncontrolling Interest	49,206
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	939,874
Liabilities and Equity	$ 5,000,362	$ 3,875,082